Note 5. Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Note 5. Convertible Notes

Note 5. Convertible Notes

During 2013, the Company signed a series of twelve new unsecured promissory notes, bearing interest at 15% per annum, for an aggregate of $128,920 to related and unrelated parties, including one note for $71,545 which was due to the Company's chairman. The notes had maturity dates ranging from February 5, 2014 to December 31, 2014, with all amounts recorded as current liabilities. The notes have conversion rights that allow the holder of the note to convert the principal balance into the Company's common stock at the lender's sole discretion at $0.35 per share except for the note payable to the chairman in the amount of $71,545, which is convertible at $1.00 per share.

During the second quarter of 2014, Mr. Weissberg transferred and assigned $62,382 in principal amount including accrued interest of his $71,545 in principal amount of his convertible note to unaffiliated accredited investors. Mr. Weissberg retained $11,536 of the note. All of the Weissberg notes, which were originally convertible at $0.01 per share but subject to adjustment in the event of a share recapitalization, together with an additional $57,375 in notes plus accrued interest, which were to be convertible at a price of $0.035 per share, but subject to adjustment in the event of a share recapitalization were converted prior to June 30, 2014. The Company recognized a loss of $23,709,343 because the number of shares issued upon the conversion of the notes in the principal amount of $71,545 and $57,375, respectively, were not adjusted for the 1 for 100 reverse split.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was less than the quoted market price at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. The BCF of $128,920 has been recorded as a discount to the 2013 notes payable and a corresponding entry to Additional Paid-in Capital. The historical aggregate discount arising from the BCF on all such notes is $161,577, and for the note balance of $128,920 the note discount was $128,063.

For the nine months ended September 30, 2014 and 2013, the Company has recognized $11,510 and $54,709 in accrued interest expense, respectively, and has amortized $91,066 and $0, respectively of the discount arising from the beneficial conversion feature which has also been recorded as interest expense.

Since Inception: On January 20, 2009, the Company received $50,000 through the issuance of a convertible note. The note bears interest at the rate of 10% per annum and has a maturity date of 12 months. The note is convertible into common stock at a price of $1.00 per share. The company recorded a debt discount of $50,000 all of which was amortized to interest expense during 2009. During the year ended December 31, 2012, the Company issued 70,205 post-split shares in connection with the conversion of this debt into equity, along with $20,500 of accrued interest. The conversion occurred within the terms of the promissory note and no gain or loss resulted. The net balance of the note was zero as of 12/31/2012 and $50,000 as of 12/31/2011.

In January 18, 2010, the Company received $50,000 through the issuance of a convertible note. The note bears interest at the rate of 10% per annum and has a maturity date of 12 months. The note is convertible into common stock at a price of $1.00 per share. The company recorded a debt discount of $50,000 all of which was amortized to interest expense during 2010. The net balance of the note was $50,000 as of 12/31/2012 and 12/31/2011.

During 2012, the Company received $56,126 through the issuance of convertible notes to 5 shareholders. The notes bear interest of 15% per annum, have a maturity date of 12 months and are convertible into common stock at $0.1 per share. The Company recorded interest expense in the amount of $12,525 during 2012 and $12,610 in amortization of debt discount during 2012.

Note 5. Convertible Notes

Current Reporting Period-2013:

During 2013 the Company signed a series of twelve new unsecured promissory notes for an aggregate of $128,920 to related parties. One note for $71,545 is due to current officer/director of the company. The notes bear interest at 15% per annum and are due approximately one year from the date of issuance. The maturity dates range from February 5, 2014 to December 31, 2014 with all amounts recorded as current liabilities. The notes have conversion rights that allow the holder of the note to convert the principal balance into the Company's common stock at the lender's sole discretion at $0.35 per share except for the officer/director note of $71,545, which is convertible at $0.10 per share. The conversion price of these note were not adjusted for the 1:100 reverse split which was effective August 4, 2014.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was less than the quoted market price at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. The BCF of $128,063 has been recorded as a discount to the 2013 notes payable and a corresponding entry to Additional Paid-in Capital. The aggregate discount arising from the BCF on the 2012 and 2013 notes is $161,577.

For the year ended December 31, 2013 the Company has recognized $19,802 in accrued interest expense related to all convertible notes and has amortized $57,901 of the beneficial conversion feature which has also been recorded as interest expense. The aggregate carrying value of convertible notes is as follows:

	December 31, 2013	December 31, 2012
Face amount of the notes	$185,046	$106,126
Less unamortized discount	(91,066)	(21,030
Carrying Value	$93,980	$85,096

Since Inception:

On January 20, 2009, the Company received $50,000 through the issuance of a convertible note. The note bears interest at the rate of 10% per annum and has a maturity date of 12 months. The note is convertible into common stock at a price of $1.00 per share. The company recorded a debt discount of $50,000 all of which was amortized to interest expense during 2009. During the year ended December 31, 2012, the Company issued 70,205 shares in connection with the conversion of this debt into equity, along with $20,500 of accrued interest. The conversion occurred within the terms of the promissory note and no gain or loss resulted. The net balance of the note was zero as of 12/31/2012 and $50,000 as of 12/31/2011.

On January 18, 2010, the Company received $50,000 through the issuance of a convertible note. The note bears interest at the rate of 10% per annum and has a maturity date of 12 months. The note is convertible into common stock at a price of $1.00 per share. The company recorded a debt discount of $50,000 all of which was amortized to interest expense during 2010. The net balance of the note was $50,000 as of 12/31/2012 and 12/31/2011.

During 2012, the Company received a total of $56,126 through the issuance of convertible notes to 5 shareholders. The notes bear interest at the rate of 15% per annum and having a maturity date of 12 months. The notes are convertible into common stock par value $0.10 per share. The Company recorded interest expense on the amount of $12,525 during 2012 and $12,610 in amortization of debt discount during 2012.